Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Prepaid Expenses And Other Current Assets Tables
Prepaid Expenses

Prepaid expenses and other current assets are composed of the following at December 31, 2015 and March 31, 2015:

	December 31,	March 31,
	2015	2015

Insurance	$51,600	$27,300
Prepaid compensation under financial advisory and other consulting agreements	675,000	-
Legal fees	-	3,400
Technology license fees and all other	1,700	5,000

	$728,300	$35,700

Prepaid expenses and other current assets consist of the following:

	March 31,
	2015	2014

Insurance	$27,300	$21,800
Legal fees	3,400	3,400
Interest receivable on note receivable from sale
of common stock	-	2,800
Technology license fees and all other	5,000	12,500

	$35,700	$40,500